Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000069385 | Hermes International SCANone_5253973
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000069385 | Ferrari NVNone_N3167Y103
Holdings [Line Items]
Percent of Net Asset Value	5.82%
C000069385 | Cie Financiere Richemont SANone_BCRWZ18
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000069385 | LVMH Moet Hennessy Louis Vuitton SEADR_502441306
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000069385 | Tesla, Inc.None_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000069385 | Mercedes-Benz Group AGADR_233825207
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000069385 | Royal Caribbean Cruises, Ltd.None_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000069385 | Hilton Worldwide Holdings, Inc.None_43300A203
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000069385 | Industria de Diseno Textil SANone_BP9DL90
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000069385 | The Goldman Sachs Group, Inc.None_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000069385 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	62.60%
C000069385 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	16.20%
C000069385 | Financials
Holdings [Line Items]
Percent of Total Investments	11.70%
C000069385 | Materials
Holdings [Line Items]
Percent of Total Investments	9.40%
C000069385 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012993 | Abaxx Technologies, Inc.None_BQ3R054
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000012993 | Ivanhoe Mines, Ltd.None_BD73C40
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000012993 | Cheniere Energy, Inc.None_16411R208
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000012993 | Aris Gold Corp.British Columbia_04041BAA6
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000012993 | Filo Corp.None_BMDHMH2
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000012993 | Montage Gold Corp.None_BMYMV13
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000012993 | Linde PLCNone_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000012993 | NG Energy International Corp.None_BM91ZR9
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000012993 | Viper Energy, Inc.None_927959106
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000012993 | K92 Mining, Inc.None_BYZ2CB3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012993 | Other
Holdings [Line Items]
Percent of Total Investments	26.30%
C000012993 | Gold Mining
Holdings [Line Items]
Percent of Total Investments	17.40%
C000012993 | Metal - Diversified
Holdings [Line Items]
Percent of Total Investments	12.90%
C000012993 | Oil Companies - Exploration & Production
Holdings [Line Items]
Percent of Total Investments	11.00%
C000012993 | Enterprise Software/Services
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012993 | Pipelines
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012993 | Non-Ferrous Metals
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012993 | Oil - US Royalty Trusts
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012993 | Diversified Minerals
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012993 | Oil Companies - Integrated
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012993 | Precious Metals
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012994 | Aris Gold Corp.British Columbia_04041BAA6
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000012994 | K92 Mining, Inc.None_BYZ2CB3
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000012994 | Alamos Gold, Inc.None_011532108
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000012994 | Aya Gold & Silver, Inc.None_BK94091
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000012994 | Mineros SANone_BP0QM95
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012994 | Westgold Resources, Ltd.None_BYVQ673
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000012994 | Vox Royalty Corp.None_92919F103
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000012994 | Catalyst Metals, Ltd.None_B17P5V0
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000012994 | Lundin Gold, Inc.None_BTKSSY6
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000012994 | New Gold, Inc.None_644535106
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000012994 | Other
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012994 | Gold Mining
Holdings [Line Items]
Percent of Total Investments	64.90%
C000012994 | Metal - Diversified
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012994 | Diversified Minerals
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012994 | Precious Metals
Holdings [Line Items]
Percent of Total Investments	11.20%
C000012994 | Silver Mining
Holdings [Line Items]
Percent of Total Investments	8.80%
C000013000 | Texas
Holdings [Line Items]
Percent of Net Asset Value	17.48%
C000013000 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000013000 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000013000 | New Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.93%
C000013000 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000013000 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000013000 | North Carolina
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000013000 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000013000 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000013000 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000012998 | U.S. Treasury Bill_912797LX3
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000012998 | Federal Home Loan Mortgage Corp.Virginia_3134GXR63
Holdings [Line Items]
Percent of Net Asset Value	10.01%
C000012998 | U.S. Treasury Bill_912797LZ8
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000012998 | Federal Home Loan Mortgage Corp.Virginia_3134GXPJ7
Holdings [Line Items]
Percent of Net Asset Value	9.98%
C000012998 | U.S. Treasury Bill_912797ND5
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000012998 | U.S. Treasury Bill_912797LN5
Holdings [Line Items]
Percent of Net Asset Value	6.56%
C000012998 | U.S. Treasury Bill_912797NL7
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000012998 | U.S. Treasury Note/Bond_91282CJS1
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000012998 | Federal Home Loan BankVirginia_3130APH99
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000012998 | U.S. Treasury Bill_912797NK9
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000012998 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	63.30%
C000012998 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	20.20%
C000012998 | Federal Home Loan Bank
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012998 | U.S. Treasury Note/Bond
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012998 | Federal Farm Credit Bank
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012995 | K92 Mining, Inc.None_BYZ2CB3
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000012995 | TriStar Gold, Inc.None_B4WLCK2
Holdings [Line Items]
Percent of Net Asset Value	7.02%
C000012995 | Radisson Mining Resources, Inc.None_2721428
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000012995 | Nano One Materials Corp.None_BWCLKK4
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012995 | Vizsla Silver Corp.None_BS84LB7
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000012995 | First Nordic Metals Corp.None_BPTK5W2
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000012995 | Dolly Varden Silver Corp.None_BYPYQH3
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000012995 | Founders Metals, Inc.None_BNBX075
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000012995 | G2 Goldfields, Inc.None_BJMF641
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000012995 | Tolu Minerals, Ltd.None_BMH6RX6
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000012995 | Other
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012995 | Gold Mining
Holdings [Line Items]
Percent of Total Investments	55.90%
C000012995 | Metal - Diversified
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012995 | Diversified Minerals
Holdings [Line Items]
Percent of Total Investments	7.30%
C000012995 | Precious Metals
Holdings [Line Items]
Percent of Total Investments	17.10%
C000012995 | Silver Mining
Holdings [Line Items]
Percent of Total Investments	7.30%
C000012995 | Advanced Materials/Production
Holdings [Line Items]
Percent of Total Investments	4.20%